Fair Value Measurements - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Fair Value Measurements [Line Items]
Unrealized gains on classified Level 3 liabilities recognized in earnings	¥ 190	¥ 93	¥ 6
Other investment securities, book value	4,411
Other investment securities, fair value	425
Impairment loss on other investment securities	¥ 3,986